Basis of Presentation and Our Segments (Tables)	12 Months Ended
Dec. 28, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Fiscal Period
Our fiscal year ends on the last Saturday of each December, resulting in a 53rd reporting week every five or six years, including in our 2022 financial results. While our North America financial results are reported on a weekly calendar basis, our international operations are reported on a monthly calendar basis. The following chart details our quarterly reporting schedule:

Quarter	United States and Canada	International
First Quarter	12 weeks	January and February
Second Quarter	12 weeks	March, April and May
Third Quarter	12 weeks	June, July and August
Fourth Quarter	16 weeks (17 weeks for 2022)	September, October, November and December

Schedule of Segment Reporting Information, by Segment [Table Text Block]
Net revenue, significant expenses and operating profit/(loss) of each segment are as follows:

	2024
	PFNA	PBNA	IB Franchise	EMEA	LatAm Foods	Asia Pacific Foods	Total
Net revenue	$27,431	$27,769	$4,879	$16,658	$10,568	$4,549	$91,854
Segment cost of sales (a)	10,245	12,701	1,482	9,639	4,420	2,756
Segment selling, general and administrative expenses (a)(b)	10,204	11,964	1,689	4,787	4,047	1,402
Restructuring and impairment charges (c)	161	238	24	116	49	9
Acquisition and divestiture-related charges (d)	9	8	—	—	—	5
Impairment and other charges (e)	9	556	4	145	—	—
Product recall-related impact (f)	184	—	—	—	—	—
Indirect tax impact (g)	—	—	218	—	—	—
Segment operating profit	$6,619	$2,302	$1,462	$1,971	$2,052	$377	$14,783
Corporate unallocated expenses							(1,896)
Operating profit							12,887
Other pension and retiree medical benefits expense							(22)
Net interest expense and other							(919)
Income before income taxes							$11,946

	2023
	PFNA	PBNA	IB Franchise	EMEA	LatAm Foods	Asia Pacific Foods	Total
Net revenue	$28,015	$27,626	$4,559	$16,210	$10,576	$4,485	$91,471
Segment cost of sales (a)	10,432	12,856	1,478	9,666	4,591	2,711
Segment selling, general and administrative expenses (a)	10,158	11,808	1,641	4,569	4,056	1,404
Restructuring and impairment charges (c)	42	41	11	227	29	8
Acquisition and divestiture-related charges (d)	—	16	—	(2)	—	2
Impairment and other charges/credits (e)	—	321	862	(14)	2	59
Product recall-related impact (f)	136	—	—	—	—	—
Segment operating profit	$7,247	$2,584	$567	$1,764	$1,898	$301	$14,361
Corporate unallocated expenses							(2,375)
Operating profit							11,986
Other pension and retiree medical benefits income							250
Net interest expense and other							(819)
Income before income taxes							$11,417

	2022
	PFNA	PBNA	IB Franchise	EMEA	LatAm Foods	Asia Pacific Foods	Total
Net revenue	$26,451	$26,213	$4,328	$16,032	$8,867	$4,501	$86,392
Segment cost of sales (a)	9,856	12,154	1,420	9,823	4,169	2,868
Segment selling, general and administrative expenses (a)	9,715	11,383	1,543	4,598	3,242	1,360
Restructuring and impairment charges (c)	53	68	4	118	32	15
Acquisition and divestiture-related charges (d)	—	51	—	14	—	3
Gain associated with the Juice Transaction (h)	—	(3,029)	—	(292)	—	—
Impairment and other charges (e)	88	160	1,373	1,749	71	177
Segment operating profit/(loss)	$6,739	$5,426	$(12)	$22	$1,353	$78	$13,606
Corporate unallocated expenses							(2,094)
Operating profit							11,512
Other pension and retiree medical benefits income							132
Net interest expense and other							(939)
Income before income taxes							$10,705
(a)Does not include items recorded in the cost of sales or selling, general and administrative expenses lines on our income statement that are presented in the restructuring and impairment charges, acquisition and divestiture-related charges, impairment and other charges/credits, product recall-related impact and indirect tax impact lines of these tables.
(b)We recognized a pre-tax gain of $122 million ($92 million after-tax or $0.07 per share) in our PFNA segment, recorded in selling, general and administrative expenses, related to the remeasurement of our previously held 50% equity ownership in Sabra at fair value. See Note 13 for further information.
(c)See Note 3 for further information related to restructuring and impairment charges.
(d)See Note 13 for further information related to acquisitions and divestiture-related charges.
(e)See below and Note 4 for impairment and other charges taken related to the Russia-Ukraine conflict, brand portfolio impairment and other impairment.
(f)In 2024, we recorded a pre-tax charge of $187 million ($143 million after-tax or $0.10 per share) associated with the Quaker Recall with $176 million recorded in cost of sales related to property, plant and equipment write-offs, employee severance costs and other costs, $8 million recorded in selling, general and administrative expenses and $3 million recorded in other pension and retiree medical benefits (expense)/income, which is not included in operating profit. In 2023, we recorded a pre-tax charge of $136 million ($104 million after-tax or $0.07 per share) in cost of sales for product returns, inventory write-offs and customer and consumer-related costs associated with the Quaker Recall.
(g)We recorded a pre-tax charge of $218 million ($218 million after-tax or $0.16 per share) in cost of sales related to an indirect tax reserve in our IB Franchise segment.
(h)We recorded a gain of $3,029 million and $292 million in our PBNA and EMEA segments, respectively, associated with the Juice Transaction. The total after-tax amount was $2,888 million or $2.08 per share. See Note 13 for further information.
Disaggregation of Net Revenue
Our primary performance obligation is the distribution and sales of beverage and convenient food products to our customers. The following table reflects the percentage of net revenue generated between our beverage business and our convenient food business:

	2024		2023		2022
	Beverages(a)	Convenient Foods	Beverages(a)	Convenient Foods	Beverages(a)	Convenient Foods
North America	50%	50%	50%	50%	50%	50%
International (b)	29%	71%	29%	71%	31%	69%
PepsiCo	42%	58%	41%	59%	42%	58%
(a)Beverage revenue from company-owned bottlers, which primarily includes our consolidated bottling operations in our PBNA and EMEA segments, is 35% of our consolidated net revenue in both 2024 and 2023, and 37% of our consolidated net revenue in 2022. Generally, our finished goods beverage operations produce higher net revenue, but lower operating margins as compared to concentrate sold to authorized bottling partners for the manufacture of finished goods beverages.
(b)Beverage and convenient foods revenue generated from our EMEA segment is 35% and 65% of EMEA net revenue, respectively, in both 2024 and 2023, and 38% and 62% of EMEA net revenue, respectively, in 2022.

Impairment Related to Russia-Ukraine conflict
Impairment and Other Charges
We recognized Russia-Ukraine conflict charges, brand portfolio impairment charges and other impairment charges as described below.
A summary of pre-tax charges taken in 2022 in our EMEA segment as a result of the Russia-Ukraine conflict is as follows:

	Cost of sales	Selling, general and administrative expenses	Impairment of intangible assets(a)	Total
Impairment charges related to intangible assets	$—	$—	$1,198	$1,198
Impairment charges related to property, plant and equipment	103	22	—	125
Allowance for expected credit losses	—	12	—	12
Allowance for inventory write downs	28	1	—	29
Other	9	42	—	51
Total	$140	$77	$1,198	$1,415
After-tax amount				$1,124
Impact on net income attributable to PepsiCo per common share				$(0.81)
(a)See Note 4 for further information. For information on our policies for indefinite-lived intangible assets, see Note 2.

Impairment Charges Related to Brand Portfolio
A summary of pre-tax charges taken in 2022 as a result of our decision to reposition or discontinue the sale/distribution of certain brands and to sell an investment is as follows:

	Cost of sales	Selling, general and administrative expenses	Impairment of intangible assets	Total
PBNA	$26	$8	$126	$160	Impairment and other charges associated with distribution rights and inventory due to the termination of Bang energy drinks distribution agreement
IB Franchise	—	109	—	109	Impairment related to the sale of a non-strategic investment
EMEA	30	22	251	303	Primarily impairment of intangible assets related to the discontinuation or repositioning of certain juice and dairy brands in Russia (a)
LatAm Foods	—	35	36	71	Loss on sale and impairment of intangible assets related to the sale of certain non-strategic brands
Asia Pacific Foods	5	—	—	5	Impairment of property, plant and equipment related to the discontinuation of a non-strategic brand in China
Total	$61	$174	$413	$648
After-tax amount				$522
Impact on net income attributable to PepsiCo per common share				$(0.38)
(a)See Note 4 for further information. For information on our policies for indefinite-lived intangible assets, see Note 2.

Other Impairment Charges
A summary of pre-tax other impairment charges taken as a result of our quantitative assessments is as follows:

	2024	2023	2022
PFNA	$9	$—	$88	2024 related to a nutrition bar brand and 2022 related to a baked fruit convenient food brand (each recorded in impairment of intangible assets)
PBNA	556	321	—
2024 includes other-than-temporary impairment of our remaining investment in TBG and allowance for expected credit losses related to receivables associated with the Juice Transaction (recorded in selling, general and administrative expenses). 2023 includes our proportionate share of TBG’s indefinite-lived intangible assets impairment and other-than-temporary impairment of our investment in TBG (recorded in selling, general and administrative expenses) (a)

IB Franchise	4	862	1,264	Primarily related to the SodaStream brand and goodwill (recorded in impairment of intangible assets) (b)
EMEA	145	6	31
2024 primarily includes other-than-temporary impairment of our investment in TBG and allowance for expected credit losses related to certain receivables from TBG (recorded in selling, general and administrative expenses). 2023 and 2022 are related to brands from the Pioneer Foods acquisition (recorded in impairment of intangible assets) (a)

Asia Pacific Foods	—	59	172	Related to the Be & Cheery brand (recorded in impairment of intangible assets)
Total	$714	$1,248	$1,555
After-tax amount	$584	$1,033	$1,301
Impact on net income attributable to PepsiCo per common share	$(0.42)	$(0.75)	$(0.94)
(a)See Note 9 for further information regarding our proportionate share of TBG’s indefinite-lived intangible assets impairment and other-than temporary impairment of our investment in TBG. In 2024, we recorded an allowance for expected credit losses of $193 million, primarily related to outstanding receivables associated with the Juice Transaction.
(b)See Note 4 for further information regarding impairment of intangible assets. For information on our policies for indefinite-lived intangible assets, see Note 2.

Schedule Of Segment Reporting Information By Capital Spending, Amortization Of Intangible Assets And Depreciation And Other Amortization [Table Text Block]
Capital spending, amortization of intangible assets, and depreciation and other amortization of each segment are as follows:

	Capital Spending			Amortization of Intangible Assets			Depreciation and Other Amortization
	2024	2023	2022	2024	2023	2022	2024	2023	2022
PFNA	$1,306	$1,444	$1,557	$10	$11	$11	$852	$787	$700
PBNA	1,541	1,723	1,714	22	22	22	1,047	1,003	930
IB Franchise	148	110	128	17	17	17	92	82	80
EMEA	880	831	857	16	16	18	461	432	459
LatAm Foods	809	814	551	1	1	2	381	361	295
Asia Pacific Foods	312	312	261	8	8	8	125	110	100
Total segment	4,996	5,234	5,068	74	75	78	2,958	2,775	2,564
Corporate	322	284	139	—	—	—	128	98	121
Total	$5,318	$5,518	$5,207	$74	$75	$78	$3,086	$2,873	$2,685

Segment Reporting Information By Net Revenue And Long-Lived Assets
Net revenue and long-lived assets by country are as follows:

	Net Revenue			Long-Lived Assets(a)
	2024	2023	2022	2024	2023
United States	$51,668	$52,165	$49,390	$41,547	$41,234
Mexico	7,123	7,011	5,472	2,392	2,509
Russia	3,880	3,566	4,118	1,667	1,986
Canada	3,764	3,722	3,536	2,681	2,815
China	2,709	2,703	2,752	1,538	1,510
United Kingdom	2,063	1,946	1,844	871	868
South Africa	1,859	1,707	1,837	1,302	1,305
Brazil	1,765	1,779	1,617	497	573
All other countries	17,023	16,872	15,826	11,179	11,226
Total	$91,854	$91,471	$86,392	$63,674	$64,026
(a)Long-lived assets represent property, plant and equipment, indefinite-lived intangible assets, amortizable intangible assets, investments in noncontrolled affiliates and other investments included in other assets. These assets are reported in the country where they are primarily used. See Notes 2 and 15 for further information on property, plant and equipment. See Notes 2 and 4 for further information on goodwill and other intangible assets. See Notes 9 and 15 for further information on other assets.